Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0001471727
Registrant Name	SRx Health Solutions, Inc.
Registration File Number	333-295049
Form Type	S-4
Submission Type	S-4/A
Fee Exhibit Type	EX-FILING FEES